Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Cost and Billings on Uncompleted Construction Type Long Term Contracts or Programs
Costs and billings on uncompleted construction-type contracts consist of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Costs incurred on contracts (from inception to completion)	$199.4	$185.8	$152.5
Estimated earnings	125.5	133.2	108.9

Contracts in progress	324.9	319.0	261.4
Less: billings to date	(281.8)	(261.9)	(209.8)
Less: write-offs	—	(2.7)	—

	$43.1	$54.4	$51.6

Schedule of Costs in Excess of Billings and Billings in Excess of Costs on Uncompleted Contracts
The carrying amounts related to uncompleted construction-type contracts are included in the accompanying balance sheets under the following captions (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Costs and estimated earnings in excess of billings on uncompleted contracts – current	$56.3	$57.2	$59.5
Costs and estimated earnings in excess of billings on uncompleted contracts – noncurrent (1)	6.5	8.1	—
Billings in excess of costs and estimated earnings on uncompleted contracts – current (2)	(17.6)	(8.0)	(8.0)
Billings in excess of costs and estimated earnings on uncompleted contracts – noncurrent (3)	(2.1)	(2.9)	—

	$43.1	$54.4	$51.5

(1)	Included in other assets within the consolidated balance sheets.
(2)	Included in deferred contract revenue – current within the consolidated balance sheets.
(3)	Included in other liabilities within the consolidated balance sheets.